Operating Lease (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Leases [Abstract]
Operating lease description		The Company leases its headquarters office space in Burbank, California under an operating lease that expires on July 31, 2023.
Operating lease right-of-use asset		$ 332,980
Total lease liabilities		337,453
Lease liabilities current		85,662
Lease expenses	$ 42,040	$ 107,588